SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CLIENTS (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Product Information [Line Items]
Revenue	$ 1,645,819	$ 12,784,230	$ 13,792,030	$ 11,198,252
IPO Sponsor Services [Member]
Product Information [Line Items]
Revenue	51,495	400,000	4,500,000	1,600,000
FA and IFA Services [Member]
Product Information [Line Items]
Revenue	1,510,100	11,730,000	7,105,000	5,035,000
Corporate Services [Member]
Product Information [Line Items]
Revenue			200,000
CA Services [Member]
Product Information [Line Items]
Revenue	$ 84,224	$ 654,230	$ 1,987,030	$ 4,563,252